EXPLANATORY NOTE

Incorporated herein by reference are the definitive versions of the Registrant’s prospectuses and statement of additional information for the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds, electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 4, 2011 (SEC Accession No. 0001104659-11-005125).